Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 115,922	$ 129,005
Restricted cash	71	93
Cash, cash equivalents and restricted cash	$ 115,993	$ 129,098